Deferred Tax Assets And Deferred Tax Liabilities - Summary of Movements In Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition differences between accounting and tax book
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance			¥ 4,157,984
Credited/(charged) - to profit or loss			(4,157,984)
Intangible assets arisen from business combination
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	¥ 211,565	¥ 211,565	452,258
Credited/(charged) - to profit or loss			(240,693)
Ending balance	211,565	211,565	211,565
Unrealized consolidated earnings
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	672,661	576,472	434,850
Credited/(charged) - to profit or loss	1,127,161	96,189	141,622
Ending balance	1,799,822	672,661	576,472
Effective interest adjustment
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance		18,045	862,035
Credited/(charged) - to profit or loss		(18,045)	(843,990)
Ending balance			18,045
Changes in fair value
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	57,471	77,271	20,469
Credited/(charged) - to profit or loss	100,149	(19,800)	56,802
Ending balance	157,620	57,471	77,271
Others
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	11,561	13,557	8,398
Credited/(charged) - to profit or loss	4,604	(1,996)	5,159
Ending balance	16,165	11,561	13,557
Lease assets
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	188,503	201,248	243,387
Credited/(charged) - to profit or loss	(88,278)	(12,745)	(42,139)
Ending balance	100,225	188,503	201,248
Total
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	1,141,761	1,098,158	6,179,381
Credited/(charged) - to profit or loss	1,143,636	43,603	(5,081,223)
Ending balance	¥ 2,285,397	¥ 1,141,761	¥ 1,098,158